Provisions - additional information (Detail 1) - USD ($) $ in Millions		3 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		$ 2,404
Increase in provisions recognized in the income statement		49
Release of provisions recognized in the income statement		(28)
Provisions used in conformity with designated purpose		(85)
Foreign currency translation / unwind of discount		20
Balance at the end of period		2,361
Personnel related restructuring provisions		51	$ 78	$ 40
Personnel related provisions for onerous lease contracts		55	$ 59	$ 61
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[1],[2]	1,998
Increase in provisions recognized in the income statement	[1],[2]	20
Release of provisions recognized in the income statement	[1],[2]	(18)
Provisions used in conformity with designated purpose	[1],[2]	(33)
Foreign currency translation / unwind of discount	[1],[2]	14
Balance at the end of period	[1],[2]	1,980
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		142
Increase in provisions recognized in the income statement		20
Release of provisions recognized in the income statement		(8)
Provisions used in conformity with designated purpose		(45)
Foreign currency translation / unwind of discount		1
Balance at the end of period	[3]	111
Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[4]	264
Increase in provisions recognized in the income statement	[4]	8
Release of provisions recognized in the income statement	[4]	(1)
Provisions used in conformity with designated purpose	[4]	(7)
Foreign currency translation / unwind of discount	[4]	5
Balance at the end of period		$ 269

[1]	Comprises provisions for losses resulting from legal, liability and compliance risks
[2]
Provisions, if any, for matters described in this disclosure are recorded in Global Wealth Management (item 3 and item 4) and Group Functions (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Group Functions.

[3]
Primarily consists of personnel-related restructuring provisions of USD 51 million as of 30 June 2020 (31 March 2020: USD 78 million; 31 December 2019: USD 40 million) and provisions for onerous contracts of USD 55 million as of 30 June 2020 (31 March 2020: USD 59 million; 31 December 2019: USD 61 million).

[4]	Mainly includes provisions related to real estate, employee benefits and operational risks.